Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates that were Used in Creating the Consolidated Financial Statements (Details) - India, Rupees	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Year-end spot rate [Member]
Schedule of Currency Exchange Rates that were Used in Creating the Consolidated Financial Statements [Line Items]
Currency exchange rates	6.9931	7.2993	7.0999
Year-end spot rate [Member] | Discontinued Operations [Member]
Schedule of Currency Exchange Rates that were Used in Creating the Consolidated Financial Statements [Line Items]
Currency exchange rates	89.84	85.55	83.19
Average rate [Member]
Schedule of Currency Exchange Rates that were Used in Creating the Consolidated Financial Statements [Line Items]
Currency exchange rates	7.1875	7.1957	7.0809
Average rate [Member] | Discontinued Operations [Member]
Schedule of Currency Exchange Rates that were Used in Creating the Consolidated Financial Statements [Line Items]
Currency exchange rates	87.15	83.66	82.57